Sohu.com Limited Shareholders' Equity (Treasury Stock, Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 13, 2021	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Equity, Class of Treasury Stock [Line Items]
Stock repurchased and historical cost during period value			$ 80,778	$ 18,776
Ordinary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased and historical cost during period value			5	0
Additional Paid-in Capital [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased and historical cost during period value			$ 99,549	$ 0
Sohu Share Repurchase Program [Member] | Ordinary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased			5,637,875
ADS [Member] | Sohu Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program authorized amount	$ 100,000
Share repurchase program period	12 months
Stock repurchase program expiration date	Nov. 12, 2022
Number of shares repurchased			5,637,875
Aggregate cost of shares repurchased			$ 100,000
Stock repurchased and historical cost during period value		$ 100,000
Stock repurchased and retired during period value		5,638
ADS [Member] | Sohu Share Repurchase Program [Member] | Additional Paid-in Capital [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchased and retired during period value		$ 100,000